STOCK-BASED COMPENSATION PLANS - Schedule of Share Based Compensation by Price Ranges (Details) - 2016 Plan - Share-based Payment Arrangement, Option - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options Outstanding
Number outstanding (in shares)	13,436,014
Weighted average period	4 years 10 months 24 days
Weighted average exercise price per share (in dollars per share)	$ 153.86
Aggregate Intrinsic Value	$ 752
Options Exercisable
Number exercisable (in shares)	9,593,986
Weighted average exercise price per share (in dollars per share)	$ 138.24	$ 127.99	$ 113.30
Aggregate Intrinsic Value	$ 730
$65.00–$89.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of exercise prices	$ 65
Upper range of exercise prices	$ 89.99
Options Outstanding
Number outstanding (in shares)	687,158
Weighted average period	1 month 28 days
Weighted average exercise price per share (in dollars per share)	$ 89.46
Aggregate Intrinsic Value	$ 83
Options Exercisable
Number exercisable (in shares)	687,158
Weighted average exercise price per share (in dollars per share)	$ 89.46
Aggregate Intrinsic Value	$ 83
$90.00–$99.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of exercise prices	$ 90
Upper range of exercise prices	$ 99.99
Options Outstanding
Number outstanding (in shares)	2,285,249
Weighted average period	1 year 6 months 7 days
Weighted average exercise price per share (in dollars per share)	$ 98.79
Aggregate Intrinsic Value	$ 253
Options Exercisable
Number exercisable (in shares)	2,285,249
Weighted average exercise price per share (in dollars per share)	$ 98.79
Aggregate Intrinsic Value	$ 253
$100.00–$134.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of exercise prices	$ 100
Upper range of exercise prices	$ 134.99
Options Outstanding
Number outstanding (in shares)	1,814,529
Weighted average period	3 years 7 days
Weighted average exercise price per share (in dollars per share)	$ 119.30
Aggregate Intrinsic Value	$ 164
Options Exercisable
Number exercisable (in shares)	1,787,835
Weighted average exercise price per share (in dollars per share)	$ 119.15
Aggregate Intrinsic Value	$ 163
$135.00–$189.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of exercise prices	$ 135
Upper range of exercise prices	$ 189.99
Options Outstanding
Number outstanding (in shares)	5,737,860
Weighted average period	5 years 9 months 29 days
Weighted average exercise price per share (in dollars per share)	$ 170.92
Aggregate Intrinsic Value	$ 222
Options Exercisable
Number exercisable (in shares)	4,078,279
Weighted average exercise price per share (in dollars per share)	$ 164.61
Aggregate Intrinsic Value	$ 209
$190.00–$232.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of exercise prices	$ 190
Upper range of exercise prices	$ 232.6
Options Outstanding
Number outstanding (in shares)	2,911,218
Weighted average period	8 years 7 days
Weighted average exercise price per share (in dollars per share)	$ 200.23
Aggregate Intrinsic Value	$ 30
Options Exercisable
Number exercisable (in shares)	755,465
Weighted average exercise price per share (in dollars per share)	$ 204.77
Aggregate Intrinsic Value	$ 22